FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Capital Management (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments [Abstract]
Total equity	$ 56,068	$ 55,590	$ 51,344	$ 40,237
Net debt	$ 2,898	$ 2,236
Gearing (in percent)	5.20%	4.00%